Nature of Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Nature Of Business And Significant Accounting Policies Tables
Stock-Based Compensation
	December 31,	December 31,
	2017	2016

Common stock issued for services	$84,600	$70,621
Warrants issued for services, related parties	102,364	25,030
Warrants issued for services	9,617	14,739
Common stock issued for services on terminated offering	586,823	-
Total stock based compensation	$783,404	$110,390